Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Compensation Grant Practices
The Compensation Committee is solely responsible for the development of the schedule of equity awards made to our Chief Executive Officer and other NEOs. The Compensation Committee approves annual equity award grants to employees (including the named executive officers) in January following each fiscal year end. Annual equity awards have historically been granted on or around January 31. In addition to the annual grants, equity awards may be granted at other times during the year to new hires, employees receiving promotions, and in other special circumstances. We do not grant equity awards in anticipation of the release of material, nonpublic information, or time the release of material, nonpublic information based on equity award grant dates, vesting events, or sale events. For all stock option awards, the exercise price is the closing price of our common stock on the NYSE on the date of the grant. If the grant date falls on a non-trading
day, the exercise price is the closing price of our common stock on the NYSE on the last trading day preceding the date of grant. No off-cycle
stock option awards were granted to NEOs in fiscal year 2025 nor did we grant equity awards to our NEOs during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form
8-K
that discloses material nonpublic information.

Award Timing Method	The Compensation Committee approves annual equity award grants to employees (including the named executive officers) in January following each fiscal year end. Annual equity awards have historically been granted on or around January 31. In addition to the annual grants, equity awards may be granted at other times during the year to new hires, employees receiving promotions, and in other special circumstances.
Award Timing Predetermined	true
Award Timing MNPI Considered	false